UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 46.0%
Banks — 17.9%
ANZ National (International) Ltd.(a)
$3,675,000	6.200%	07/19/13	$4,046,072
Bank of America Corp.
625,000	4.500	04/01/15	639,177
Bank of New York Mellon Corp.(b)
2,000,000	0.403	03/23/12	1,997,502
Bank of Nova Scotia(a)
10,100,000	1.450	07/26/13	10,101,232
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
5,125,000	2.600	01/22/13	5,232,481
Barclays Bank PLC
3,225,000	5.450	09/12/12	3,451,742
BB&T Corp.
2,725,000	3.850	07/27/12	2,832,805
Canadian Imperial Bank of Commerce(a)
10,500,000	2.000	02/04/13	10,687,719
1,600,000	2.600	07/02/15	1,608,722
Cie de Financement Foncier(a)
4,200,000	1.625	07/23/12	4,219,711
1,400,000	2.125	04/22/13	1,411,913
Citigroup, Inc.
1,575,000	6.375	08/12/14	1,740,685
Credit Suisse New York
3,675,000	3.450	07/02/12	3,809,002
DnB NOR Boligkreditt AS(a)
4,500,000	2.100	10/14/15	4,279,486
Intesa Sanpaolo New York
11,700,000	2.375	12/21/12	11,742,483
JPMorgan Chase & Co.(b)
18,829,000	0.459	01/17/11	18,831,052
JPMorgan Securities, Inc.
4,025,000	6.950	08/10/12	4,395,939
Keybank National Association
450,000	7.300	05/01/11	458,951
Lloyds TSB Bank PLC(a)
1,725,000	4.375	01/12/15	1,724,607
PNC Funding Corp.(b)
1,376,000	0.428	01/31/12	1,376,172
Rabobank Nederland(a)
5,900,000	2.650	08/17/12	6,052,049
4,675,000	4.200	05/13/14	4,973,401
Royal Bank of Scotland PLC(a)
2,975,000	4.875	08/25/14	3,046,906
Sovereign Bank
5,848,000	5.125	03/15/13	5,923,902
Sparebanken 1 Boligkreditt(a)
8,000,000	1.250	10/25/13	7,946,304
Stadshypotek AB(a)
7,700,000	1.450	09/30/13	7,690,691
Standard Chartered PLC(a)
3,625,000	3.850	04/27/15	3,732,177
UBS AG
5,200,000	2.250	08/12/13	5,255,855
Wachovia Corp.
1,925,000	0.419 (b)	10/15/11	1,926,446
5,127,000	5.500	05/01/13	5,571,092
Westpac Banking Corp.
9,225,000	2.250	11/19/12	9,387,592

			156,093,868

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Brokerage — 0.5%
Morgan Stanley & Co.
$600,000	0.539	%(b)	01/18/11	$600,052
1,350,000	5.050		01/21/11	1,352,506
2,750,000	6.750	(c)	04/15/11	2,795,878

				4,748,436

Captive Financial — 0.3%
Caterpillar Financial Services Corp.
725,000	4.850		12/07/12	776,149
John Deere Capital Corp.
1,775,000	5.250		10/01/12	1,905,538

				2,681,687

Electric — 2.5%
Carolina Power & Light Co.(c)
3,140,000	6.500		07/15/12	3,393,015
Enel Finance International SA(a)(c)
6,375,000	5.700		01/15/13	6,763,499
Georgia Power Co.(c)
3,925,000	1.300		09/15/13	3,920,103
Pacific Gas & Electric Co.(c)
725,000	4.200		03/01/11	729,113
Public Service Co. of Colorado(c)
2,325,000	7.875		10/01/12	2,588,611
Southern Co.
3,500,000	0.689	(b)	10/21/11	3,511,067
875,000	4.150	(c)	05/15/14	922,436

				21,827,844

Energy — 2.7%
BP Capital Markets PLC
2,675,000	3.125		10/01/15	2,654,020
ConocoPhillips
1,200,000	9.375		02/15/11	1,212,140
EnCana Corp.(c)
1,525,000	6.300		11/01/11	1,594,136
625,000	4.750		10/15/13	677,638
Shell International Finance BV(c)
12,800,000	1.875		03/25/13	12,984,937
Statoil ASA(a)(c)
3,470,000	5.125		04/30/14	3,822,250
StatoilHydro ASA(c)
650,000	3.875		04/15/14	688,506

				23,633,627

Food and Beverage — 1.4%
Cargill, Inc.(a)(c)
4,650,000	5.200		01/22/13	5,016,787
Diageo Finance BV
3,700,000	5.500		04/01/13	4,030,715
Kellogg Co.(c)
3,200,000	5.125		12/03/12	3,437,977

				12,485,479

Health Care Products(c) — 1.4%
St. Jude Medical, Inc.
5,825,000	2.200		09/15/13	5,909,842
Thermo Fisher Scientific, Inc.
5,900,000	2.150		12/28/12	5,963,441

				11,873,283

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care Services(c) — 0.5%
Covidien International Finance SA
$1,625,000	1.875%	06/15/13	$1,643,689
2,525,000	2.800	06/15/15	2,544,610

			4,188,299

Life Insurance — 4.1%
MassMutual Global Funding II(a)(b)
5,450,000	0.803	09/27/13	5,442,512
Metropolitan Life Global Funding I(a)
3,400,000	5.125	11/09/11	3,521,441
6,000,000	2.500	01/11/13	6,131,040
1,725,000	5.125	04/10/13	1,857,339
3,437,000	5.125	06/10/14	3,738,583
Nationwide Life Global Funding I(a)
1,175,000	5.450	10/02/12	1,211,191
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,845,897
1,625,000	2.750	01/14/13	1,647,662
Reinsurance Group of America, Inc.
2,375,000	6.750	12/15/11	2,454,285
Sun Life Financial Global Funding LP(a)(b)
3,750,000	0.553	10/06/13	3,692,137
TIAA Global Markets, Inc.(a)(c)
1,900,000	5.125	10/10/12	2,033,576

			35,575,663

Media(c) — 0.1%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,177,082

Media - Non Cable(c) — 1.4%
Reed Elsevier Capital, Inc.
3,425,000	4.625	06/15/12	3,565,917
4,050,000	7.750	01/15/14	4,615,581
Thomson Reuters Corp.
3,209,000	5.950	07/15/13	3,559,423

			11,740,921

Noncaptive - Financial — 1.5%
American Express Credit Corp.
4,775,000	2.750	09/15/15	4,689,063
General Electric Capital Corp.
1,400,000	5.200	02/01/11	1,404,694
HSBC Finance Corp.(b)
450,000	0.496	08/09/11	449,561
2,000,000	0.558	04/24/12	1,990,380
1,350,000	0.639	07/19/12	1,339,619
2,775,000	0.652	09/14/12	2,734,715

			12,608,032

Pharmaceuticals(c) — 1.2%
GlaxoSmithKline Capital, Inc.
1,375,000	4.850	05/15/13	1,489,419
Merck & Co., Inc.
2,550,000	1.875	06/30/11	2,570,290
Novartis Capital Corp.
6,650,000	1.900	04/24/13	6,750,229

			10,809,938

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Pipelines — 0.2%
TransCanada Pipelines Ltd.
$1,200,000	8.625%	05/15/12	$1,320,629

Property/Casualty Insurance(c) — 0.4%
The Chubb Corp.
450,000	6.000	11/15/11	470,895
The Travelers Cos., Inc.
3,150,000	5.375	06/15/12	3,339,213

			3,810,108

Real Estate Investment Trust(c) — 0.9%
Simon Property Group LP
2,475,000	4.200	02/01/15	2,606,400
WEA Finance LLC(a)
2,941,000	5.400	10/01/12	3,117,825
WEA Finance LLC/WT Finance Australia Property Ltd.(a)
2,025,000	7.500	06/02/14	2,298,292

			8,022,517

Retailers — 0.3%
Wal-Mart Stores, Inc.
2,400,000	3.200	05/15/14	2,519,329

Software — 0.3%
Microsoft Corp.
2,800,000	2.950	06/01/14	2,900,174

Technology(c) — 2.4%
Dell, Inc.
1,425,000	3.375	06/15/12	1,472,744
3,800,000	1.400	09/10/13	3,785,309
Hewlett-Packard Co.
1,600,000	2.250	05/27/11	1,613,837
4,695,000	6.125	03/01/14	5,245,752
International Business Machines Corp.
2,545,000	6.500	10/15/13	2,887,705
Oracle Corp.
5,050,000	4.950	04/15/13	5,482,560

			20,487,907

Tobacco — 1.0%
Philip Morris International, Inc.
4,775,000	4.875	05/16/13	5,155,728
3,300,000	6.875	03/17/14	3,790,687

			8,946,415

Wireless Telecommunications — 4.5%
ALLTEL Corp.
1,350,000	6.500	11/01/13	1,506,183
Cellco Partnership/Verizon Wireless Capital LLC(c)
4,500,000	3.750	05/20/11	4,555,166
2,025,000	5.250	02/01/12	2,117,499
5,159,000	7.375	11/15/13	5,945,216
New Cingular Wireless Services, Inc.(c)
12,550,000	8.125	05/01/12	13,713,583
Telefonica Emisiones SAU(b)(c)
2,150,000	0.616	02/04/13	2,112,046
Vodafone Group PLC(c)
4,325,000	5.350	02/27/12	4,520,097

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Vodafone Group PLC(c) — (continued)
$4,450,000	5.000%	12/16/13	$4,825,317

			39,295,107

Wirelines Telecommunications(c) — 0.5%
France Telecom SA
1,325,000	4.375	07/08/14	1,419,103
Telefonica Emisiones SAU
2,850,000	5.984	06/20/11	2,913,202

			4,332,305

TOTAL CORPORATE OBLIGATIONS			$401,078,650

Agency Debentures — 2.1%
FHLMC
$15,400,000	3.250%	03/18/14	$15,491,102
FNMA(d)
3,000,000	3.000	07/28/14	3,034,741

TOTAL AGENCY DEBENTURES			$18,525,843

Asset-Backed Securities — 9.7%
Autos — 3.3%
Bank of America Auto Trust Series 2009-2A, Class A3(a)
$6,310,710	2.130%	09/15/13	$6,372,039
Bank of America Auto Trust Series 2009-3A, Class A2(a)
3,044,328	0.890	04/15/12	3,045,092
Ford Credit Auto Owner Trust Series 2009-B, Class A3
12,926,566	2.790	08/15/13	13,092,700
Ford Credit Auto Owner Trust Series 2009-E, Class A2
5,251,460	0.800	03/15/12	5,252,823
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
135,533	5.350	03/15/13	136,941
Long Beach Auto Receivables Trust Series 2006-A, Class A4
551,668	5.500	05/15/13	551,723

			28,451,318

Home Equity(b) — 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	24,298
Centex Home Equity Series 2004-D, Class MV3
189,136	1.261	09/25/34	40,035
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
59,790	1.761	05/25/34	12,196

			76,529

Manufactured Housing — 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
73,176	4.350	05/15/14	70,816

Student Loan — 6.4%
Access Group, Inc. Series 2002-1, Class A2(b)
4,403,963	0.483	09/25/25	4,388,392
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14(b)
1,149,484	0.413	09/25/23	1,139,516
College Loan Corp. Trust Series 2004-1, Class A3(b)
4,619,926	0.448	04/25/21	4,615,260
College Loan Corp. Trust Series 2005-1, Class A2(b)
7,000,000	0.388	07/25/24	6,953,807
College Loan Corp. Trust Series 2005-2, Class A2(b)
5,706,960	0.399	10/15/21	5,671,568

Principal	Interest		Maturity
Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Student Loan — (continued)
Collegiate Funding Services Education Loan Trust I Series 2003-A, Class A2(b)
$1,520,409	0.603%		09/28/20	$1,520,013
Education Funding Capital Trust I Series 2004-1, Class A2(b)
1,897,232	0.462		12/15/22	1,875,772
Educational Services of America, Inc. Series 2010-1, Class A1(a)(b)
2,582,309	1.138		07/25/23	2,584,307
GCO Slims Trust Series 2006-1A Class Note(a)
171,936	5.720		03/01/22	136,861
Nelnet Student Loan Corp. Series 2004-2A, Class A3(b)
1,264,718	0.388		11/25/15	1,263,253
Northstar Education Finance, Inc. Series 2004-1, Class A3(b)
3,822,500	0.458		04/28/17	3,815,645
Northstar Education Finance, Inc. Series 2005-1, Class A1(b)
651,424	0.388		10/28/26	643,270
SLM Student Loan Trust Series 2004-9, Class A4(b)
2,830,978	0.418		04/25/17	2,828,166
SLM Student Loan Trust Series 2007-1, Class A3(b)
6,500,000	0.318		07/25/18	6,477,223
SLM Student Loan Trust Series 2007-2, Class A2(b)
4,782,835	0.288		07/25/17	4,739,366
SLM Student Loan Trust Series 2008-6, Class A1(b)
2,044,785	0.688		10/27/14	2,046,213
Sun Trust Student Loan Trust Series 2006-1A, Class A2(a)(b)
4,151,690	0.388		07/28/20	4,103,465
US Education Loan Trust LLC Series 2006-1, Class A2(a)(b)
1,020,033	0.426		03/01/25	1,002,472

				55,804,569

TOTAL ASSET-BACKED SECURITIES				$84,403,232

Foreign Debt Obligations — 4.0%
Sovereign — 2.1%
Kommunalbanken AS
$11,900,000	5.125%		05/30/12	$12,610,347
Landeskreditbank Baden-Wuerttemberg Foerderbank(b)
5,600,000	0.548		11/04/11	5,592,984

				18,203,331

Supranational — 1.9%
European Investment Bank
10,000,000	2.625		05/16/11	10,078,850
6,250,000	0.603	(b)	03/05/12	6,275,600

				16,354,450

TOTAL FOREIGN DEBT OBLIGATIONS				$34,557,781

Government Guarantee Obligations — 32.9%
Achmea Hypotheekbank NV(a)(b)(e)
$8,200,000	0.636%		11/03/14	$8,159,697
ANZ National (International) Ltd.(a)(e)
4,700,000	0.466	(b)	08/05/11	4,702,806
5,800,000	3.250		04/02/12	5,967,342
Bank of America Corp.(b)(f)
4,200,000	0.503		06/22/12	4,215,834
BRFkredit A/S(a)(b)(e)
10,800,000	0.539		04/15/13	10,797,397
Citigroup Funding, Inc.(f)
14,000,000	0.618	(b)	04/30/12	14,070,000
12,200,000	1.875		11/15/12	12,465,219

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
Danske Bank AS(a)(e)
$5,200,000	2.500%		05/10/12	$5,326,766
FIH Erhvervsbank AS(a)(e)
5,500,000	2.450		08/17/12	5,637,566
5,700,000	0.533	(b)	12/06/12	5,698,455
General Electric Capital Corp.(f)
9,000,000	0.502	(b)	03/12/12	9,031,509
5,000,000	0.304	(b)	12/21/12	5,000,840
5,200,000	2.125		12/21/12	5,341,473
9,000,000	2.625		12/28/12	9,334,318
ING Bank NV(a)(e)
9,500,000	1.086	(b)	02/09/12	9,511,742
10,900,000	2.625		02/09/12	11,136,236
JPMorgan Chase & Co.(b)(f)
1,600,000	0.364		02/23/11	1,600,365
Kreditanstalt fuer Wiederaufbau(e)
22,200,000	3.250		02/15/11	22,269,353
Landwirtschaftliche Rentenbank(e)
3,500,000	3.125		06/15/11	3,544,475
8,500,000	1.875		09/24/12	8,667,272
2,400,000	4.125		07/15/13	2,574,972
6,500,000	4.875		01/10/14	7,164,690
LeasePlan Corp. NV(a)(e)
1,800,000	3.000		05/07/12	1,849,255
Morgan Stanley & Co.(b)(f)
13,900,000	0.566		02/10/12	13,947,774
6,300,000	0.654		06/20/12	6,333,516
Royal Bank of Scotland PLC(a)(e)
10,800,000	1.500		03/30/12	10,893,031
2,700,000	0.986	(b)	05/11/12	2,718,938
Societe Financement de l’Economie Francaise(a)(e)
14,100,000	2.000		02/25/11	14,129,046
Suncorp-Metway Ltd.(a)(b)(e)
15,350,000	1.539		04/15/11	15,399,795
Swedbank AB(a)(e)
3,000,000	1.136	(b)	02/10/12	3,011,919
8,700,000	2.800		02/10/12	8,886,006
The Huntington National Bank(b)(f)
18,700,000	0.696		06/01/12	18,800,924
Westpac Banking Corp.(a)(e)
10,500,000	3.250		12/16/11	10,761,345
7,200,000	1.900		12/14/12	7,321,766

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$286,271,642

U.S. Treasury Obligations — 5.1%
United States Treasury Inflation Protected Securities
$33,386,055	2.375%		04/15/11	$33,698,882
10,217,424	3.000		07/15/12	10,859,181

TOTAL U.S. TREASURY OBLIGATIONS				$44,558,063

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$869,395,211

Short-term Investments — 1.5%
Commercial Paper — 1.1%
Banco Santander SA
$9,750,000	0.580%		05/10/11	$9,750,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investments — (continued)
Repurchase Agreement(g) — 0.4%
Joint Repurchase Agreement Account II
$3,600,000	0.247%	01/03/11	$3,600,000
Maturity Value: $3,600,074

TOTAL SHORT-TERM INVESTMENTS			$13,350,000

TOTAL INVESTMENTS — 101.3%			$882,745,211

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%			(11,322,029)

NET ASSETS — 100.0%			$871,423,182

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $284,553,287, which represents approximately 32.7% of net assets as of December 31, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(e) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $186,129,870, which represents approximately 21.4% of net assets as of December 31, 2010.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $100,141,772, which represents approximately 11.5% of net assets as of December 31, 2010.

(g) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	323	March 2011	$80,455,262	$84,573
Eurodollars	26	June 2011	6,471,400	(1,683)
Eurodollars	26	September 2011	6,463,925	(5,258)
Eurodollars	(267)	December 2011	(66,262,725)	(996,150)
Eurodollars	(291)	March 2012	(72,058,875)	(1,148,415)
Eurodollars	(122)	June 2012	(30,127,900)	(494,355)
Eurodollars	(98)	September 2012	(24,133,725)	(389,795)
Eurodollars	(98)	December 2012	(24,062,675)	(381,220)
2 Year U.S. Treasury Notes	(341)	March 2011	(74,647,031)	76,088
5 Year U.S. Treasury Notes	(169)	March 2011	(19,894,469)	51,048

TOTAL				$(3,205,167)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	received		December 31,		Payments
	Referenced	Amount	(paid) by	Termination	2010	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.	Johnson & Johnson
	5.15%, 08/15/12	$6,000	1.000%	06/20/12	15	$77,486	$65,158	$12,328
	Pacific Gas and
	Electric Co. 4.80%, 03/01/14	4,850	1.000	06/20/13	54	56,443	(31,207)	87,650

TOTAL						$133,929	$33,951	$99,978

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$873,670,737

Gross unrealized gain	10,206,111
Gross unrealized loss	(1,131,637)

Net unrealized security gain	$9,074,474

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 60.4%
Collateralized Mortgage Obligations — 3.6%
Adjustable Rate Non-Agency(a) — 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$77,093	2.879%	04/25/35	$68,877
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
26,706	3.002	08/25/33	26,165
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,350,470	3.069	02/25/37	1,226,958
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
749,393	2.930	02/25/37	747,443
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
32,126	3.321	08/25/33	29,916
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
131,962	2.593	03/25/33	117,434
First Horizon Asset Securities Series, Inc. 2004-AR6, Class 2A1
48,572	2.769	12/25/34	47,258
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
401,668	2.905	07/25/35	366,186
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,149,770	0.823	11/25/29	999,542
Sequoia Mortgage Trust Series 2004-09, Class A2
691,583	0.820	10/20/34	571,635
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
207,431	2.742	05/25/34	190,022
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
71,404	2.715	09/25/34	64,384
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
802,488	2.728	11/25/33	739,675
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
190,124	2.707	06/25/34	183,788

			5,379,283

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
84,475	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)(c)
108,662	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
1,598,274	0.000	06/25/34	26,758
FNMA REMIC Series 2004-62, Class DI(a)(c)
683,873	0.000	07/25/33	7,936
FNMA REMIC Series 2004-71, Class DI(a)(c)
1,404,868	0.000	04/25/34	10,407
FNMA STRIPS Series 151, Class 2
12,747	9.500	07/25/22	2,642
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
40,259	0.123	08/25/33	122
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
16,017	0.320	07/25/33	97

			47,962

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
47,081	25.640	10/16/31	68,252

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — (continued)
GNMA Series 2001-51, Class SA
$36,586	31.371%	10/16/31	$55,822
GNMA Series 2001-51, Class SB
45,912	25.640	10/16/31	69,893
GNMA Series 2002-13, Class SB
162,087	36.350	02/16/32	271,329

			465,296

Principal Only(d) — 0.0%
FNMA REMIC Series G-35, Class N
12,582	0.000	10/25/21	11,719

Regular Floater(a) — 0.9%
BCAP LLC Trust Series 2006-RR1, Class CF
182,435	0.901	11/25/36	171,234
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(e)
780,756	0.811	02/25/48	780,653
FHLMC REMIC Series 1760, Class ZB
366,828	2.290	05/15/24	385,129
NCUA Guaranteed Notes Series 2010-A1, Class A
2,200,000	0.661	12/07/20	2,202,310
NCUA Guaranteed Notes Series 2010-R2, Class 1A
4,223,195	0.635	11/06/17	4,221,875

			7,761,201

Sequential Fixed Rate — 1.3%
FHLMC REMIC Series 2329, Class ZA
2,270,608	6.500	06/15/31	2,497,648
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,165,003
FNMA REMIC Series 2001-53, Class GH
264,782	8.000	09/25/16	291,546
GNMA Series 2002-42 Class KZ
5,892,338	6.000	06/16/32	6,527,572

			11,481,769

Sequential Fixed Rate — 0.5%
NCUA Guaranteed Notes Series 2010-C1, Class APT
3,482,743	2.650	10/29/20	3,389,172
NCUA Guaranteed Notes Series 2010-R1, Class 2A
742,001	1.840	10/07/20	733,654

			4,122,826

Sequential Floating Rate(a) — 0.2%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
2,329,301	0.716	10/07/20	2,327,482

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$31,597,538

Commercial Mortgage-Backed Securities — 0.9%
Interest Only(a)(b)(e) — 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$13,124,137	1.192%	03/13/40	$39,164
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
12,036,553	0.915	01/15/38	9,635
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
14,247,247	1.467	02/11/36	32,367

			81,166

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 0.9%
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$7,757,083	6.278%	11/15/39	$7,963,762

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$8,044,928

Federal Agencies — 55.9%
Adjustable Rate FHLMC(a) — 0.6%
$220,136	2.657%	11/01/32	$229,627
2,483,530	2.582	09/01/33	2,594,021
2,493,455	2.632	08/01/35	2,603,794

			5,427,442

Adjustable Rate FNMA(a) — 1.6%
215,528	2.356	11/01/32	225,023
440,977	2.785	12/01/32	459,752
2,875,921	1.924	05/01/33	2,954,714
65,742	2.592	06/01/33	68,615
2,272,443	2.577	10/01/33	2,377,802
2,741,023	2.534	02/01/35	2,857,964
2,160,468	2.670	09/01/35	2,255,105
2,279,746	5.213	06/01/37	2,409,374

			13,608,349

Adjustable Rate GNMA(a) — 0.7%
137,269	3.375	06/20/23	141,967
62,301	2.625	07/20/23	64,211
65,028	2.625	08/20/23	67,029
166,984	2.625	09/20/23	172,138
49,547	3.375	03/20/24	51,061
430,004	3.375	04/20/24	445,040
52,896	3.375	05/20/24	54,709
454,695	3.375	06/20/24	471,018
243,079	2.625	07/20/24	251,940
330,318	2.625	08/20/24	341,896
106,108	2.625	09/20/24	109,514
127,990	3.125	11/20/24	132,428
115,507	3.125	12/20/24	120,630
86,431	3.375	01/20/25	89,738
44,847	3.375	02/20/25	46,631
151,128	3.375	05/20/25	157,451
112,775	2.625	07/20/25	117,564
56,850	3.375	02/20/26	58,752
3,149	2.625	07/20/26	3,257
162,415	3.375	01/20/27	168,522
56,370	3.375	02/20/27	58,239
445,371	3.375	04/20/27	462,070
49,737	3.375	05/20/27	51,574
47,528	3.375	06/20/27	49,285
17,680	3.125	11/20/27	18,235
71,184	3.125	12/20/27	73,327
137,214	3.375	01/20/28	141,851
47,717	3.250	02/20/28	49,400
52,390	3.375	03/20/28	54,166
257,920	2.625	07/20/29	267,453
112,574	2.625	08/20/29	116,918
32,283	2.625	09/20/29	33,481
136,469	3.125	10/20/29	140,821
165,905	3.125	11/20/29	170,932
40,893	3.125	12/20/29	42,177
51,873	3.250	01/20/30	53,644

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$29,282	3.250%	02/20/30	$30,324
116,401	3.250	03/20/30	120,533
159,187	3.375	04/20/30	165,366
416,113	3.375	05/20/30	433,657
35,585	3.375	06/20/30	37,017
334,740	2.625	07/20/30	351,108
58,929	2.625	09/20/30	61,819
116,876	2.875	10/20/30	120,335
232,122	3.000	03/20/32	239,513

			6,408,741

FHLMC — 11.8%
243,449	6.500	12/01/13	265,398
5,350	6.500	02/01/14	5,589
1,619,712	7.500	11/01/14	1,761,722
2,586	7.000	02/01/15	2,804
63,753	8.000	07/01/15	69,826
10,156	7.000	01/01/16	11,062
29,322	7.000	09/01/17	32,973
13,680	7.000	10/01/17	15,373
174,688	5.500	05/01/18	188,575
1,473,322	5.500	06/01/18	1,594,241
53,555	4.500	09/01/18	56,439
17,903	10.000	10/01/18	19,175
332,225	5.000	06/01/19	354,404
55,682	10.000	07/01/20	60,332
73,610	10.000	10/01/20	79,788
157,945	6.500	07/01/21	175,376
11,942	6.500	08/01/22	13,265
135,398	9.000	10/01/22	159,397
878,154	4.500	10/01/23	923,908
539,534	6.500	07/01/28	580,580
5,151	8.000	07/01/30	5,804
31,512	7.500	12/01/30	35,504
139,698	7.000	04/01/31	156,540
1,215,770	6.000	05/01/33	1,333,025
1,028,941	6.000	10/01/34	1,125,988
2,786,467	4.500	10/01/35	2,870,485
166,116	5.000	12/01/35	174,688
639,124	5.500	01/01/36	685,999
1,554	5.500	02/01/36	1,669
18,260	6.000	06/01/36	19,881
169,664	5.500	02/01/38	180,756
931,663	5.500	10/01/38	992,189
11,576,931	6.000	11/01/38	12,718,796
480,925	5.500	12/01/38	512,169
115,003	5.500	02/01/39	122,474
4,138,821	4.500	09/01/39	4,268,107
2,784,597	5.500	01/01/40	2,965,500
33,000,000	4.000	TBA — 30yr(f)	32,757,655
13,000,000	5.000	TBA — 30yr(f)	13,634,765
12,000,000	5.500	TBA — 30yr(f)	12,786,563
10,000,000	4.500	TBA — 30yr(f)	10,249,219

			103,968,003

FNMA — 35.3%
26,982	7.000	03/01/14	29,488
48,454	7.000	03/01/15	52,439
15,080	8.000	01/01/16	16,614
71,211	6.000	11/01/16	77,462
224,151	8.000	11/01/16	259,517
389,035	5.000	08/01/17	412,391
531,987	5.000	02/01/18	570,152
2,091,992	5.000	03/01/18	2,242,071

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$597,626	5.000%	04/01/18	$640,500
131,088	4.500	05/01/18	138,217
786,484	5.000	05/01/18	842,906
291,610	4.500	06/01/18	307,453
1,048,405	5.000	06/01/18	1,123,618
59,937	4.500	07/01/18	63,202
66,945	5.000	07/01/18	71,748
88,467	4.500	08/01/18	93,522
49,642	5.000	08/01/18	53,203
757,827	5.000	09/01/18	811,023
4,059,931	5.000	10/01/18	4,344,918
34,325	5.000	11/01/18	36,787
529,318	5.000	01/01/19	567,649
61,752	5.000	02/01/19	66,158
1,401,114	5.000	04/01/19	1,501,630
349,660	5.000	05/01/19	374,981
1,422,567	5.000	06/01/19	1,524,622
231,818	6.500	08/01/19	254,963
1,525,977	6.000	09/01/19	1,661,974
24,158	9.500	08/01/20	24,338
24,589	9.500	10/01/20	24,997
1,880,582	6.000	12/01/20	2,048,182
57,965	6.000	05/01/21	63,223
17,156	6.000	07/01/21	18,712
587,448	6.000	09/01/21	640,730
55,517	6.000	09/01/22	60,561
1,515,960	5.500	02/01/23	1,639,224
945,374	6.000	02/01/23	1,031,256
2,340,861	5.500	08/01/23	2,531,199
538,089	6.000	11/01/28	592,781
22,114	6.500	11/01/28	24,830
1,305	5.500	04/01/29	1,407
48,338	7.000	11/01/30	54,630
174,687	7.000	07/01/31	196,124
655	6.000	03/01/32	722
15,863,535	5.500	04/01/33	17,065,074
43,542	6.000	05/01/33	47,991
19,336	5.000	07/01/33	20,412
4,037,457	5.500	07/01/33	4,325,461
217,385	5.000	08/01/33	229,488
3,525,147	4.500	09/01/33	3,641,471
21,505	5.000	09/01/33	22,716
23,814	5.500	09/01/33	25,611
21,553	5.000	11/01/33	22,768
13,574	5.000	12/01/33	14,339
18,360	6.000	12/01/33	20,146
13,335	5.000	01/01/34	14,086
29,971	5.500	02/01/34	32,223
4,969	5.500	04/01/34	5,341
26,343	5.500	05/01/34	28,313
1,103	5.500	06/01/34	1,185
39,792	5.500	08/01/34	42,781
2,409	5.500	10/01/34	2,589
296,424	5.500	12/01/34	318,551
16,404	5.000	03/01/35	17,302
28,337	5.000	04/01/35	29,889
40,777	5.500	04/01/35	43,814
1,148,327	6.000	04/01/35	1,264,997
19,048	5.000	05/01/35	20,077
231,542	5.000	07/01/35	244,120
37,197	5.500	07/01/35	39,968
707,382	5.000	08/01/35	746,109
4,200	5.500	08/01/35	4,513
2,475	6.000	08/01/35	2,703
184,199	5.000	09/01/35	194,288
40,185	5.500	09/01/35	43,185

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$60,446	5.000%	10/01/35	$63,757
445,517	6.000	10/01/35	485,997
71,038	5.000	11/01/35	74,928
378,074	6.000	11/01/35	412,991
19,661	5.500	12/01/35	21,129
884	5.500	02/01/36	953
290,200	6.000	03/01/36	317,151
389,598	6.000	04/01/36	425,787
33,461	5.000	07/01/36	35,294
415,303	6.000	09/01/36	456,411
379,127	6.000	11/01/36	412,990
681,350	6.000	12/01/36	748,259
635,056	6.000	01/01/37	694,644
4,403	5.500	02/01/37	4,732
101,893	5.500	04/01/37	109,612
8,776	5.500	05/01/37	9,428
3,335	5.500	06/01/37	3,583
127,206	6.000	06/01/37	138,173
22,130	6.000	07/01/37	24,037
512	5.500	08/01/37	550
459,923	6.000	08/01/37	499,575
318,790	6.000	09/01/37	346,274
948,420	6.000	10/01/37	1,030,186
1,221,138	6.000	11/01/37	1,326,416
1,206,615	7.500	11/01/37	1,361,827
1,058,219	5.500	12/01/37	1,131,858
1,083,630	6.000	12/01/37	1,177,053
2,282,838	5.500	01/01/38	2,441,681
295,507	6.000	01/01/38	320,983
3,440	5.500	02/01/38	3,695
54,403	5.500	03/01/38	58,438
183,831	6.000	03/01/38	199,622
139,065	5.500	04/01/38	149,620
3,759,201	5.500	05/01/38	4,020,526
2,288,392	5.500	06/01/38	2,446,955
447,338	5.500	07/01/38	478,395
274,831	6.000	07/01/38	298,438
14,095	5.500	08/01/38	15,145
36,302	6.000	08/01/38	39,414
9,664	5.500	09/01/38	10,383
159,007	6.000	10/01/38	172,665
4,496	5.500	12/01/38	4,833
53,525	5.500	02/01/39	57,663
198,536	4.000	03/01/39	197,800
42,034	4.500	05/01/39	43,326
32,029	4.500	07/01/39	33,083
653,397	4.500	08/01/39	674,602
128,073	5.500	08/01/39	137,142
518,519	4.500	09/01/39	535,593
397,862	4.500	10/01/39	410,963
1,800,407	5.500	10/01/39	1,925,113
187,526	4.500	11/01/39	193,291
2,769,246	4.500	12/01/39	2,856,610
57,189	4.000	02/01/40	56,949
259,604	4.000	03/01/40	258,634
382,284	5.000	06/01/40	402,209
6,832,692	4.000	07/01/40	6,807,339
4,393,411	5.000	07/01/40	4,622,408
995,914	4.000	08/01/40	992,193
1,533,702	5.000	08/01/40	1,613,643
4,530,833	4.000	09/01/40	4,513,905
341,975	5.000	09/01/40	359,799
275,932	4.000	10/01/40	274,901
2,238,990	4.000	11/01/40	2,230,625
5,209,037	4.000	12/01/40	5,189,323
6,000,000	3.500	01/01/41	5,735,989

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$18,401,262	4.000%	01/01/41	$18,323,910
52,000,000	3.000	TBA — 15yr(f)	50,826,407
6,000,000	3.500	TBA — 15yr(f)	6,025,781
28,000,000	4.000	TBA — 15yr(f)	28,829,063
61,000,000	4.500	TBA — 30yr(f)	62,625,077
2,000,000	5.000	TBA — 15yr(f)	2,123,594
2,000,000	5.000	TBA — 30yr(f)	2,102,656
22,000,000	5.500	TBA — 30yr(f)	23,538,282

			312,115,896

GNMA — 5.9%
250	9.000	08/15/16	281
800,000	3.950	07/15/25	803,815
223,764	7.000	12/15/27	255,495
29,600	6.500	08/15/28	33,517
353,834	6.000	01/15/29	392,294
277,440	7.000	10/15/29	316,904
3,765,257	5.500	12/15/32	4,093,549
8,191,603	5.000	05/15/33	8,748,520
5,179,300	5.000	06/15/33	5,531,422
16,940,062	5.000	07/15/33	18,091,754
2,060,790	5.000	09/15/33	2,200,895
3,263,432	5.000	03/15/34	3,482,327
1,979,745	5.500	06/15/34	2,151,983
14,658	5.000	05/15/39	15,731
93,425	4.500	06/15/39	97,829
87,984	5.000	07/15/39	93,933
93,193	4.500	10/15/39	97,587
6,000,000	3.500	TBA — 30yr(f)	5,775,000

			52,182,836

TOTAL FEDERAL AGENCIES			$493,711,267

TOTAL MORTGAGE-BACKED OBLIGATIONS			$533,353,733

Agency Debentures — 7.8%
FFCB
$9,000,000	4.750%	11/06/12	$9,674,685
FHLB
10,000,000	5.375 (g)	06/13/14	11,270,407
FHLMC
5,100,000	5.050	01/26/15	5,730,342
9,100,000	3.800	03/09/16	9,155,748
3,400,000	5.250	04/18/16	3,878,569
FNMA
9,100,000	3.000	01/28/15	9,117,563
10,000,000	3.000	02/17/15	10,030,657
New Valley Generation III
3,521,599	4.929	01/15/21	3,900,003
Small Business Administration
178,671	6.700	12/01/16	194,850
137,387	7.150	03/01/17	150,151
93,664	7.500	04/01/17	102,978
49,824	7.300	05/01/17	54,844
45,384	6.800	08/01/17	49,607
149,880	6.300	05/01/18	164,172
87,401	6.300	06/01/18	95,839
Tennessee Valley Authority
700,000	4.625	09/15/60	654,038
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,611,955

TOTAL AGENCY DEBENTURES			$68,836,408

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — 1.7%
Home Equity(a) — 0.4%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$95,555	2.614%	04/25/34	$87,260
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
511,511	0.621	10/25/34	464,751
Household Home Equity Loan Trust Series 2007-3, Class APT
2,635,024	1.461	11/20/36	2,457,541
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
21,324	0.611	08/25/34	17,948

			3,027,500

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
143,853	8.330	04/01/30	144,985

Student Loan(a) — 1.3%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,067,378	0.413	09/25/23	1,058,122
Education Funding Capital Trust I Series 2004-1, Class A2
1,517,786	0.462	12/15/22	1,500,618
Goal Capital Funding Trust Series 2010-1, Class A(e)
1,692,400	0.984	08/25/48	1,659,163
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
1,266,370	1.242	02/25/42	1,254,869
Missouri Higher Education Loan Authority Student Loan Series 2010, Class A-1
3,183,426	1.234	11/26/32	3,194,604
Nelnet Student Loan Trust Series 2010-3A, Class A(e)
1,577,049	1.068	07/27/48	1,573,635
Northstar Education Finance, Inc. Series 2005-1, Class A1
558,364	0.388	10/28/26	551,375
US Education Loan Trust LLC Series 2006-1, Class A2(e)
975,684	0.426	03/01/25	958,886

			11,751,272

TOTAL ASSET-BACKED SECURITIES			$14,923,757

Government Guarantee Obligations(h) — 12.1%
Ally Financial, Inc.
$12,000,000	1.750%	10/30/12	$12,229,010
20,000,000	2.200	12/19/12	20,572,256
Citigroup Funding, Inc.
20,700,000	1.875	10/22/12	21,144,831
8,000,000	1.875	11/15/12	8,173,914
General Electric Capital Corp.
12,900,000	2.000	09/28/12	13,201,273
14,500,000	0.304 (a)	12/21/12	14,502,436
9,100,000	2.125	12/21/12	9,347,578
Private Export Funding Corp.
7,000,000	3.550	04/15/13	7,405,072

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$106,576,370

U.S. Treasury Obligations — 14.5%
United States Treasury Bonds
$900,000	5.000%	05/15/37	$1,003,923
4,100,000	4.375	11/15/39	4,123,657
5,400,000	4.375	05/15/40	5,427,432

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Bonds — (continued)
$15,000,000	4.250%	11/15/40	$14,758,650
United States Treasury Inflation Protected Securities
16,307,380	2.375	04/15/11	16,460,180
11,433,784	3.000	07/15/12	12,151,940
3,008,490	1.250	07/15/20	3,083,221
4,814,996	2.375	01/15/25	5,361,209
1,572,511	2.375	01/15/27	1,747,704
United States Treasury Notes
45,000,000	1.000	04/30/12	45,361,354
3,200,000	2.625	11/15/20	3,018,240
United States Treasury Principal-Only STRIPS(d)
7,100,000	0.000	08/15/20	5,089,990
12,900,000	0.000	05/15/21	8,856,366
3,000,000	0.000	11/15/21	1,998,420

TOTAL U.S. TREASURY OBLIGATIONS			$128,442,286

Municipal Debt Obligation — 0.2%
New Jersey — 0.2%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,136,380

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$854,268,934

Short-term Investment(i) — 31.2%
Repurchase Agreement — 31.2%
Joint Repurchase Agreement Account II
$276,100,000	0.247%	01/03/11	$276,100,000
Maturity Value: $276,105,683

TOTAL INVESTMENTS — 127.9%			$1,130,368,934

LIABILITIES IN EXCESS OF OTHER ASSETS — (27.9)%			(246,715,670)

NET ASSETS — 100.0%			$883,653,264

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,053,503, which represents approximately 0.6% of net assets as of December 31, 2010.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $251,274,062 which represents approximately 28.4% of net assets as of December 31, 2010.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2010, the Fund had the following forward sales contracts(f):

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	3.500%	TBA — 30yr	01/13/11	$(6,000,000)	$(5,730,000)
FNMA	4.000	TBA — 30yr	01/13/11	(14,000,000)	(13,926,718)

TOTAL (Proceeds Receivable: $19,317,344)					$(19,656,718)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(24)	March 2011	$(5,978,100)	$(9,654)
Eurodollars	(24)	June 2011	(5,973,600)	(12,654)
Eurodollars	(24)	September 2011	(5,966,700)	(14,454)
Eurodollars	(24)	December 2011	(5,956,200)	(15,854)
Eurodollars	(24)	March 2012	(5,943,000)	(13,954)
2 Year U.S. Treasury Notes	110	March 2011	24,079,688	(37,312)
5 Year U.S. Treasury Notes	911	March 2011	107,241,781	(1,820,068)
10 Year U.S. Treasury Notes	798	March 2011	96,109,125	(1,374,877)
30 Year U.S. Treasury Bonds	152	March 2011	18,563,000	(352,842)

TOTAL				$(3,651,669)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swaps contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$20,400	(a)	11/05/14	3 month LIBOR	1.626%	$372,337	$—	$372,337
	17,500	(a)	11/23/14	3 month LIBOR	2.116	172,142	—	172,142
	17,000	(a)	11/05/17	2.755%	3 month LIBOR	(660,126)	—	(660,126)
	15,600	(a)	11/23/19	3.587	3 month LIBOR	(367,520)	—	(367,520)
	4,700	(a)	11/05/22	3 month LIBOR	3.575	259,884	—	259,884
	5,600	(a)	11/23/27	3 month LIBOR	4.206	165,379	—	165,379
Credit Suisse First Boston Corp	3,400		02/15/26	3 month LIBOR	3.083	311,211	—	311,211
	4,300	(a)	06/15/41	3 month LIBOR	3.750	347,874	4,225	343,649
Deutsche Bank Securities, Inc.	40,900	(a)	11/02/14	3 month LIBOR	1.645	726,880	—	726,880
	34,200	(a)	11/02/17	2.750	3 month LIBOR	(1,325,332)	—	(1,325,332)
	10,700	(a)	06/15/18	3 month LIBOR	2.250	589,935	684,749	(94,814)
	3,600		10/20/20	2.560	3 month LIBOR	(229,348)	—	(229,348)
	33,900	(a)	06/15/21	3 month LIBOR	2.750	2,497,931	2,681,391	(183,460)
	9,400	(a)	11/02/22	3 month LIBOR	3.545	540,118	—	540,118
	3,900	(a)	06/15/41	3.750	3 month LIBOR	(315,514)	(225,643)	(89,871)
	8,600	(a)	06/15/41	3 month LIBOR	3.750	695,749	85,318	610,431

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$8,900	(a)	06/15/18	3 month LIBOR	2.250%	$490,693	$189,980	$300,713
	6,400	(a)	06/15/21	3 month LIBOR	2.750	471,586	586,379	(114,793)
	4,700	(a)	06/15/41	3.750%	3 month LIBOR	(380,235)	(267,229)	(113,006)

TOTAL						$4,363,644	$3,739,170	$624,474

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$7,900	06/20/11	3.670%	$(241,654)	$(227,520)	$(14,134)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	7,900	06/20/11	3.670%	(205,015)	(227,520)	22,505
Morgan Stanley Capital Services, Inc.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	13,800	06/17/11	3.775%	(494,767)	(405,720)	(89,047)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	13,800	06/17/11	3.775%	(304,574)	(405,720)	101,146

TOTAL					$(1,246,010)	$(1,266,480)	$20,470

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	43,400	(1,266,480)

Contracts Outstanding December 31, 2010	$43,400	$(1,266,480)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,113,556,685

Gross unrealized gain	19,684,632
Gross unrealized loss	$(2,872,383)

Net unrealized security gain	$16,812,249

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 98.2%
United States Treasury Inflation Protected Securities
$985,344	3.375%	01/15/12	$1,030,916
3,770,716	3.000	07/15/12	4,007,555
15,360,933	1.875	07/15/13	16,397,796
10,652,580	2.000	01/15/14	11,448,221
6,097,060	1.250	04/15/14	6,420,021
14,735,048	2.000	07/15/14	15,941,406
3,665,184	1.625	01/15/15	3,913,170
7,064,260	0.500	04/15/15	7,228,716
6,391,020	2.000	01/15/16	6,961,227
5,956,170	2.500	07/15/16	6,687,647
18,327,881	2.375	01/15/17	20,429,906
6,436,903	2.625	07/15/17	7,325,003
2,970,412	1.875	07/15/19	3,231,719
4,512,735	1.250	07/15/20	4,624,831
25,757,328	2.375	01/15/25	28,679,239
19,503,630	2.000 (a)	01/15/26	20,704,274
10,194,206	2.375	01/15/27	11,329,943
6,220,028	3.625	04/15/28	8,032,606
7,130,480	2.500	01/15/29	8,087,533
6,880,648	2.125	02/15/40	7,296,721

TOTAL U.S. TREASURY OBLIGATIONS			$199,778,450

Short-term Investment(b) — 1.2%
Repurchase Agreement — 1.2%
Joint Repurchase Agreement Account II
$2,500,000	0.247%	01/03/11	$2,500,000
Maturity Value: $2,500,051

TOTAL INVESTMENTS — 99.4%			$202,278,450

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			1,230,831

NET ASSETS — 100.0%			$203,509,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(15)	March 2011	$(3,736,313)	$(6,034)
Eurodollars	(15)	June 2011	(3,733,500)	(7,909)
Eurodollars	(15)	September 2011	(3,729,188)	(9,034)
Eurodollars	(15)	December 2011	(3,722,625)	(9,909)
Eurodollars	(15)	March 2012	(3,714,375)	(8,721)
2 Year U.S. Treasury Notes	53	March 2011	11,602,031	(16,693)
5 Year U.S. Treasury Notes	(11)	March 2011	(1,294,906)	14,849
10 Year U.S. Treasury Notes	70	March 2011	8,430,625	(196,104)
30 Year U.S. Treasury Bonds	(72)	March 2011	(8,793,000)	197,307

TOTAL				$(42,248)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Credit Suisse First Boston Corp.	$500	(a)	06/15/41	3 month LIBOR	3.750%	$40,450	$491	$39,959
Deutsche Bank Securities, Inc.	1,100	(a)	06/15/41	3 month LIBOR	3.750	88,991	10,913	78,078
JPMorgan Securities, Inc.	1,100	(a)	06/15/41	3.750%	3 month LIBOR	(88,991)	(62,543)	(26,448)

TOTAL						$40,450	$(51,139)	$91,589

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the Fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Morgan Stanley Capital Services, Inc.	Put – OTC – 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	$2,800	06/17/11	3.775%	$(100,387)	$(82,320)	$(18,067)
	Call – OTC – 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	2,800	06/17/11	3.775%	(61,798)	(82,320)	20,522

TOTAL					$(162,185)	$(164,640)	$2,455

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	5,600	(164,640)

Contracts Outstanding December 31, 2010	$5,600	$(164,640)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$199,488,167

Gross unrealized gain	3,778,812
Gross unrealized loss	(988,529)

Net unrealized security gain	$2,790,283

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 36.9%
Collateralized Mortgage Obligations — 4.5%
Interest Only(a) — 0.0%
FHLMC REMIC Series 2586, Class NX
$210,003	4.500%	08/15/16	$4,194

Inverse Floaters(b) — 0.0%
FNMA REMIC Series 1990-134, Class SC
30,150	21.178	11/25/20	41,270

IOette(a) — 0.0%
FHLMC REMIC Series 1161, Class U
708	1,172.807	11/15/21	14,730

Planned Amortization Class — 0.0%
FHLMC REMIC Series 1556, Class H
318,811	6.500	08/15/13	332,244
FHLMC REMIC Series 1916, Class PC
206,181	6.750	12/15/11	209,452

			541,696

Regular Floater(b) — 2.3%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
32,010,984	0.811	02/25/48	32,006,762
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
16,242,757	3.250	04/25/38	16,605,087
FNMA REMIC Series 1988-12, Class B(d)
114,859	0.000	02/25/18	111,702
NCUA Guaranteed Notes Series 2010-A1, Class A
7,400,000	0.661	12/07/20	7,407,770
NCUA Guaranteed Notes Series 2010-R2, Class 1A
15,026,717	0.635	11/06/17	15,022,021

			71,153,342

Sequential Fixed Rate — 1.9%
FHLMC REMIC Series 108, Class G
261,259	8.500	12/15/20	295,054
FHLMC REMIC Series 1980, Class Z
1,299,599	7.000	07/15/27	1,451,527
FHLMC REMIC Series 2019, Class Z
1,413,942	6.500	12/15/27	1,555,638
FHLMC REMIC Series 3003, Class CG
4,449,809	5.000	07/15/23	4,619,119
FHLMC REMIC Series 3466, Class BA
5,009,851	5.000	08/15/35	5,203,172
FNMA REMIC Series 1989-66, Class J
435,354	7.000	09/25/19	480,702
FNMA REMIC Series 1990-16, Class E
269,838	9.000	03/25/20	307,241
FNMA REMIC Series 1992-33, Class K
370,269	8.500	03/25/18	376,662
FNMA REMIC Series 2002-91, Class LK
1,486,399	4.500	06/25/22	1,541,972
FNMA REMIC Series 2009-70, Class AL
35,365,915	5.000	08/25/19	37,760,927
GNMA REMIC Series 1995-3, Class DQ
64,880	8.050	06/16/25	73,761
NCUA Guaranteed Notes Series 2010-R1, Class 2A
2,782,503	1.840	10/07/20	2,751,200

			56,416,975

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(b) — 0.3%
FNMA REMIC Series 1988-12, Class A
$223,592	4.157%	02/25/18	$237,452
NCUA Guaranteed Notes Series 2010-R1, Class 1A
8,346,664	0.716	10/07/20	8,340,143

			8,577,595

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$136,749,802

Federal Agencies — 32.4%
Adjustable Rate FHLMC(b) — 0.8%
$166,071	3.761%	05/01/18	$169,023
92,197	4.573	10/01/25	95,614
3,355,309	2.905	09/01/34	3,530,795
1,077,087	2.976	11/01/34	1,135,372
1,081,873	2.693	04/01/35	1,132,461
6,931,263	2.630	06/01/35	7,239,992
2,926,008	2.935	08/01/35	3,090,294
950,001	5.860	05/01/36	990,398
320,302	5.973	10/01/36	334,418
207,194	5.628	11/01/36	219,311
6,531,695	6.306	09/01/37	6,827,286

			24,764,964

Adjustable Rate FNMA(b) — 4.2%
73,102	2.142	11/01/17	74,013
244,107	3.971	02/01/18	249,434
119,310	2.204	06/01/18	119,394
170,176	5.705	05/01/20	180,226
83,269	4.719	01/01/23	86,146
534,404	3.617	02/01/27	553,648
5,809,674	3.416	08/01/29	5,995,807
60,613	2.630	07/01/32	63,365
44,453	3.005	07/01/32	46,599
320,937	2.541	01/01/33	334,747
3,873,900	2.676	05/01/33	4,077,930
523,088	3.000	08/01/33	545,923
3,121,503	4.612	08/01/33	3,374,150
2,620,277	2.662	02/01/34	2,741,958
890,529	2.570	05/01/34	933,943
1,558,514	2.602	05/01/34	1,635,707
1,626,659	2.712	06/01/34	1,699,292
937,835	2.733	10/01/34	985,412
1,577,295	2.738	10/01/34	1,652,388
2,168,629	2.592	02/01/35	2,266,191
348,805	2.782	02/01/35	364,164
552,230	2.580	03/01/35	578,458
3,615,629	2.763	03/01/35	3,794,291
3,660,281	2.236	04/01/35	3,788,764
7,360,513	2.299	04/01/35	7,644,798
2,779,954	2.604	04/01/35	2,917,926
627,189	2.400	05/01/35	653,860
1,081,058	2.459	05/01/35	1,123,382
12,280,874	2.661	07/01/35	12,840,354
3,924,588	2.599	08/01/35	4,112,358
2,620,768	2.441	10/01/35	2,727,286
5,204,057	5.779	03/01/36	5,349,515
1,478,182	2.547	04/01/36	1,504,045
3,908,484	5.669	04/01/36	4,059,461
2,715,988	2.741	06/01/36	2,776,593
5,126,297	5.848	06/01/36	5,330,026
4,231,785	2.811	07/01/36	4,335,671
99,935	4.760	07/01/36	105,869

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$6,698,532	5.891%	09/01/36	$7,002,350
386,565	5.502	11/01/36	407,491
325,508	5.598	11/01/36	344,205
9,702,659	2.828	04/01/37	10,140,268
7,343,996	5.747	07/01/37	7,777,747
11,475,945	5.207	11/01/38	12,054,298
269,444	5.818	12/01/46	283,371

			129,632,824

Adjustable Rate GNMA(b) — 0.5%
3,502,413	1.875	05/20/34	3,618,413
778,457	2.500	05/20/34	806,459
1,440,389	2.500	07/20/34	1,494,719
866,778	2.625	08/20/34	900,180
4,028,686	2.500	09/20/34	4,178,460
2,117,877	2.625	09/20/34	2,198,403
853,459	2.750	10/20/34	881,137
1,331,957	2.750	12/20/34	1,375,223

			15,452,994

FHLMC — 1.6%
2,843	7.000	12/01/12	2,859
26,541	6.500	01/01/13	27,941
27,117	6.500	04/01/13	29,562
70,772	6.500	05/01/13	77,153
28,460	6.500	06/01/13	31,026
19,488	6.500	10/01/13	20,622
673,199	4.500	10/01/14	710,817
453,390	4.000	11/01/14	471,168
594,756	4.000	03/01/15	616,562
4,194,082	4.500	03/01/15	4,355,754
304,715	4.500	08/01/15	321,267
44,886	8.500	10/01/15	48,880
295,787	8.000	12/01/15	316,548
11,799	7.000	03/01/16	12,851
4,432,103	5.000	10/01/17	4,728,875
5,053,852	5.000	11/01/17	5,392,256
2,829,002	5.500	01/01/20	3,044,161
961,354	7.000	04/01/22	1,095,667
21,052	4.500	05/01/23	21,987
34,844	7.500	01/01/31	39,258
18,260	6.000	06/01/36	19,881
25,000,000	5.500	TBA — 30yr(e)	26,638,672

			48,023,767

FNMA — 24.7%
2,704	7.000	07/01/11	2,754
839,910	5.500	01/01/13	872,979
20,281	6.000	01/01/14	22,040
64,012	6.000	03/01/14	69,563
13,587	5.500	04/01/14	14,617
413,813	4.000	01/01/15	427,939
155,935	4.500	01/01/15	162,130
2,832	8.500	09/01/15	2,848
114,831	8.500	10/01/15	119,334
15,012	8.500	12/01/15	16,002
12,572	5.500	01/01/18	13,557
482,574	5.500	07/01/18	520,676
271,038	5.500	08/01/18	292,827
463,483	5.500	09/01/18	500,743
64,898	5.500	12/01/18	70,116
30,530	5.500	01/01/19	32,975

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$54,241	5.500%	03/01/19	$58,585
18,613	5.500	08/01/19	20,023
15,708	5.000	09/01/19	16,800
72,682	7.000	11/01/19	82,091
8,959,898	6.000	10/01/21	9,773,289
9,999,838	5.500	09/01/23	10,783,432
1,803,790	5.500	10/01/23	1,948,515
12,692	7.000	12/01/24	14,340
534,466	3.500	11/01/25	539,393
933,152	3.500	01/01/26	959,543
2,544	7.000	07/01/27	2,874
3,499	7.000	08/01/27	3,955
4,951	7.000	10/01/28	5,597
4,123	7.000	01/01/29	4,660
2,571	7.000	11/01/29	2,906
137,358	8.000	02/01/31	153,762
3,894	7.000	04/01/31	4,404
19,782	7.000	05/01/32	22,286
17,356	7.000	06/01/32	19,554
6,627	7.000	08/01/32	7,466
2,264,782	6.000	03/01/33	2,494,268
4,540,410	6.500	04/01/33	5,114,347
4,982	7.000	04/01/34	5,621
12,344,517	6.000	04/01/35	13,598,719
1,800	6.000	11/01/35	1,963
95,000	8.500	09/01/37	107,301
1,158,118	7.500	10/01/37	1,306,972
128,675	4.000	02/01/40	128,134
18,000,000	4.000	07/01/40	17,933,214
199,999	4.000	10/01/40	199,252
4,018,487	4.000	12/01/40	4,002,904
13,000,000	3.500	01/01/41	12,427,973
41,652,839	4.000	01/01/41	41,477,746
357,000,000	3.000	TBA — 15yr(e)	348,893,129
81,000,000	3.500	TBA — 15yr(e)	81,348,049
29,000,000	4.000	TBA — 15yr(e)	29,858,673
111,000,000	4.500	TBA — 30yr(e)	113,957,107
4,000,000	5.000	TBA — 15yr(e)	4,247,188
42,000,000	5.500	TBA — 30yr(e)	44,936,720

			749,603,855

GNMA — 0.6%
7,434	9.000	07/15/12	7,480
949,427	5.500	07/15/20	1,029,436
249,734	6.000	10/15/38	275,518
816,256	6.000	11/15/38	899,918
1,217,431	6.000	12/15/38	1,343,501
3,055,554	6.000	01/15/39	3,371,971
11,000,000	3.500	TBA — 30yr(e)	10,587,500

			17,515,324

TOTAL FEDERAL AGENCIES			$984,993,728

TOTAL MORTGAGE-BACKED OBLIGATIONS			$1,121,743,530

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 18.7%
FHLB
$8,130,000	5.000%	09/09/11	$8,379,168
67,200,000	1.750	12/14/12	68,553,314
12,000,000	4.875	12/14/12	12,948,985
83,200,000	3.750	09/09/16	87,698,799
37,000,000	3.875	12/14/18	38,408,479
FHLMC
18,000,000	1.250	01/26/12	18,009,643
13,900,000	4.500	01/15/13	14,951,871
98,400,000	3.250	03/18/14	98,982,105
22,600,000	5.500	07/18/16	26,083,004
FNMA
150,000,000	2.050 (f)	04/26/13	150,790,365
42,700,000	3.000	01/28/15	42,782,411
Small Business Administration
116,015	7.200	06/01/17	128,805
299,758	6.300	05/01/18	328,345
218,502	6.300	06/01/18	239,597

TOTAL AGENCY DEBENTURES			$568,284,891

Government Guarantee Obligations(g) — 17.5%
Ally Financial, Inc.
$80,000,000	1.750%	10/30/12	$81,526,736
92,200,000	2.200	12/19/12	94,838,100
Banco Bilbao Vizcaya Argentaria Puerto Rico
105,500,000	2.450	06/22/12	107,638,907
Citigroup Funding, Inc.
10,700,000	1.875	10/22/12	10,929,937
21,800,000	1.875	11/15/12	22,273,917
General Electric Capital Corp.
51,000,000	0.502 (b)	03/12/12	51,178,551
26,500,000	2.000	09/28/12	27,118,894
37,000,000	2.125	12/21/12	38,006,637
20,400,000	2.625	12/28/12	21,157,786
Morgan Stanley & Co.(b)
25,000,000	1.146	12/01/11	25,204,700
United States Central Federal Credit Union
29,700,000	1.900	10/19/12	30,324,971
Western Corporate Federal Credit Union
21,300,000	1.750	11/02/12	21,695,605

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$531,894,741

U.S. Treasury Obligations — 34.1%
United States Treasury Inflation Protected Securities
$43,302,705	2.375%	04/15/11	$43,708,451
49,992,396	3.000	07/15/12	53,132,419
6,668,312	1.875	07/15/13	7,118,423
United States Treasury Notes
376,400,000	1.000	04/30/12	379,422,526
15,900,000	0.625	07/31/12	15,943,088
60,000,000	0.375	08/31/12	59,890,801
315,200,000	0.375	10/31/12	314,244,941
70,600,000	0.625	12/31/12	70,638,618
58,900,000	1.375	01/15/13	59,795,871
30,100,000	1.750	01/31/14	30,731,498

TOTAL U.S. TREASURY OBLIGATIONS			$1,034,626,636

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$3,256,549,798

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(h) — 14.6%
Repurchase Agreement — 14.6%
Joint Repurchase Agreement Account II
$442,700,000	0.247%	01/03/11	$442,700,000
Maturity Value: $442,709,112

TOTAL INVESTMENTS — 121.8%			$3,699,249,798

LIABILITIES IN EXCESS OF OTHER ASSETS — (21.8)%			(661,686,842)

NET ASSETS — 100.0%			$3,037,562,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $48,611,849, which represents approximately 1.6% of net assets as of December 31, 2010.

(d) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $660,467,038 which represents approximately 21.7% of net assets as of December 31, 2010.

(f) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2010, the Fund had the following forward sales contracts(e):

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	3.500%	TBA — 30yr	01/13/11	$(13,000,000)	$(12,415,000)
FNMA	4.000	TBA — 30yr	01/13/11	(49,000,000)	(48,743,514)

TOTAL (Proceeds Receivable: $60,460,781)					$(61,158,514)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	89	March 2011	$11,311,344	$(371,400)
2 Year U.S. Treasury Notes	8,540	March 2011	1,869,459,375	(1,789,230)
5 Year U.S. Treasury Notes	(482)	March 2011	(56,740,438)	(58,716)
10 Year U.S. Treasury Notes	585	March 2011	70,455,938	(114,194)
30 Year U.S. Treasury Bonds	(392)	March 2011	(47,873,000)	1,662,915

TOTAL				$(670,625)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$64,800	(a)	11/05/14	3 month LIBOR	1.626%	$1,182,715	$—	$1,182,715
	54,600	(a)	11/23/14	3 month LIBOR	2.116	537,082	—	537,082
	31,000		11/02/16	3 month LIBOR	1.780	1,124,681	—	1,124,681
	54,100	(a)	11/05/17	2.755%	3 month LIBOR	(2,100,753)	—	(2,100,753)
	48,700	(a)	11/23/19	3.587	3 month LIBOR	(1,147,321)	—	(1,147,321)
	14,900	(a)	11/05/22	3 month LIBOR	3.575	823,888	—	823,888
	17,500	(a)	11/23/27	3 month LIBOR	4.206	516,809	—	516,809
Credit Suisse First Boston Corp.	9,700	(a)	06/15/41	3 month LIBOR	3.750	784,740	9,531	775,209
Deutsche Bank Securities, Inc.	132,000	(a)	11/02/14	3 month LIBOR	1.645	2,345,921	—	2,345,921
	55,100	(a)	06/15/16	3 month LIBOR	1.750	2,061,768	54,152	2,007,616
	20,100		08/15/17	3 month LIBOR	2.072	800,289	—	800,289
	110,400	(a)	11/02/17	2.750	3 month LIBOR	(4,278,265)	—	(4,278,265)
	17,200	(a)	06/15/21	2.750	3 month LIBOR	(1,325,586)	(1,325,586)	—
	202,000	(a)	06/15/21	3 month LIBOR	2.750	14,884,428	15,077,147	(192,719)
	30,300	(a)	11/02/22	3 month LIBOR	3.545	1,741,019	—	1,741,019
	16,600	(a)	06/15/41	3.750	3 month LIBOR	(1,342,958)	(960,429)	(382,529)
	19,200	(a)	06/15/41	3 month LIBOR	3.750	1,553,300	190,476	1,362,824
JPMorgan Securities, Inc.	352,000	(a)	12/31/12	3 month LIBOR	0.943	(525,550)	—	(525,550)
	123,900	(a)	06/15/14	3 month LIBOR	1.000	2,411,494	220,000	2,191,494
	52,000		11/02/16	3 month LIBOR	1.780	1,886,561	2,918	1,883,643
	10,300	(a)	06/15/18	3 month LIBOR	2.250	567,882	367,699	200,183
	39,000		11/02/18	3 month LIBOR	2.310	1,832,111	8,816	1,823,295
	81,800	(a)	06/15/21	3 month LIBOR	2.750	6,027,455	3,581,788	2,445,667
	2,600	(a)	06/15/41	3.750	3 month LIBOR	(210,343)	(147,829)	(62,514)

TOTAL						$30,151,367	$17,078,683	$13,072,684

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the Fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed
	rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$54,300	06/20/11	3.670%	$(1,660,993)	$(1,563,840)	$(97,153)
	Call - OTC — 10 year Interest Rate Swap for the obligation to receive a
	fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	54,300	06/20/11	3.670%	(1,409,151)	(1,563,840)	154,689

TOTAL					$(3,070,144)	$(3,127,680)	$57,536

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	108,600	(3,127,680)

Contracts Outstanding December 31, 2010	$108,600	$(3,127,680)

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,675,350,363

Gross unrealized gain	31,315,253
Gross unrealized loss	(7,415,818)

Net unrealized security gain	$23,899,435

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 43.6%
Collateralized Mortgage Obligations — 4.3%
Adjustable Rate Non-Agency(a) — 0.4%
Bank of America Mortgage Securities Series 2002-J, Class A2
$30,554	3.247%	09/25/32	$28,336
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
53,413	3.002	08/25/33	52,330
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
32,126	3.321	08/25/33	29,916
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
756,583	2.593	03/25/33	673,289
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,322,409	0.783	11/20/34	1,176,688

			1,960,559

Interest Only(b) — 0.0%
FHLMC REMIC Series 2586, Class NX
376,148	4.500	08/15/16	7,512
FNMA REMIC Series 1990-145, Class B
1,025	1,004.961	12/25/20	23,452

			30,964

Planned Amortization Class — 0.2%
FHLMC REMIC Series 2113, Class TE
643,355	6.000	01/15/14	670,492
FNMA REMIC Series 1993-225, Class WC
392,647	6.500	12/25/13	412,046

			1,082,538

Regular Floater(a) — 1.7%
BCAP LLC Trust Series 2006-RR1, Class CF
96,583	0.901	11/25/36	90,654
Collateralized Mortgage Securities Corp. Series N, Class 2
131,728	0.888	08/25/17	132,730
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
2,342,267	0.811	02/25/48	2,341,958
FHLMC REMIC Series 1826, Class F
105,414	0.713	09/15/21	105,786
FNMA REMIC Series 1990-145, Class A
417,221	1.324	12/25/20	414,958
FNMA REMIC Series 1997-20, Class F
871,839	0.856	03/25/27	880,080
FNMA REMIC Series 1998-66, Class FC
206,366	0.761	11/17/28	208,065
NCUA Guaranteed Notes Series 2010-A1, Class A
1,200,000	0.661	12/07/20	1,201,260
NCUA Guaranteed Notes Series 2010-R2, Class 1A
2,357,132	0.635	11/06/17	2,356,396

			7,731,887

Sequential Fixed Rate — 1.7%
First Nationwide Trust Series 2001-4, Class 1A1
53,588	6.750	09/21/31	52,616
FNMA REMIC Series 2009-70, Class AL
6,710,800	5.000	08/25/19	7,165,261
NCUA Guaranteed Notes Series 2010-R1, Class 2A
463,751	1.840	10/07/20	458,533

			7,676,410

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(a) — 0.3%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
$1,358,759	0.716%	10/07/20	$1,357,698

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$19,840,056

Federal Agencies — 39.3%
Adjustable Rate FHLMC(a) — 1.5%
$57,360	3.047%	08/01/16	$58,386
86,441	3.449	08/01/18	90,129
54,724	3.366	11/01/18	56,464
360,770	4.735	11/01/18	371,635
13,907	2.742	02/01/19	14,257
22,664	3.460	02/01/19	23,421
60,195	3.004	03/01/19	61,582
37,400	3.808	03/01/19	38,946
53,045	3.292	06/01/19	54,155
43,306	3.572	07/01/19	44,908
888,560	3.719	11/01/19	926,648
759,644	6.868	11/01/19	804,747
65,968	3.510	01/01/20	67,549
82,504	3.003	05/01/21	84,857
19,163	5.975	01/01/25	19,967
55,522	3.059	10/01/26	56,651
742,596	5.351	08/01/28	786,455
479,133	2.853	05/01/29	489,801
54,147	4.202	06/01/29	58,530
75,540	3.041	04/01/30	78,169
81,046	4.363	06/01/30	87,606
211,862	2.902	12/01/30	217,712
6,800	2.466	01/01/31	7,065
74,821	3.021	02/01/31	77,384
9,234	2.623	05/01/31	9,691
16,667	4.267	06/01/31	17,028
7,522	2.727	11/01/31	7,852
15,572	3.000	10/01/32	16,324
2,710	2.359	02/01/33	2,801
710,402	2.441	07/01/33	735,439
1,069,539	2.593	09/01/33	1,116,231
46,290	3.118	11/01/33	48,676
550,135	5.224	05/01/35	577,751

			7,108,817

Adjustable Rate FNMA(a) — 7.1%
253,859	6.742	04/01/17	264,951
39,170	4.258	08/01/17	40,268
138,241	2.913	09/01/17	139,828
85,965	2.963	09/01/17	88,329
35,132	2.217	11/01/17	35,767
42,470	2.875	12/01/17	43,459
31,907	4.875	12/01/17	34,284
92,680	3.000	03/01/18	94,266
217,054	3.124	03/01/18	222,515
1,004,497	3.128	07/01/18	1,030,065
58,102	2.143	10/01/18	58,806
122,254	2.974	10/01/18	122,637
51,495	3.001	10/01/18	52,808
106,715	3.003	10/01/18	106,974
215,941	3.304	10/01/18	221,742
3,941	2.014	11/01/18	4,002

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$57,484	3.125%	12/01/18	$59,386
131,455	3.043	01/01/19	134,760
520,067	4.026	04/01/19	549,301
30,434	5.920	04/01/19	31,928
231,272	2.930	05/01/19	237,305
913,376	3.036	05/01/19	937,449
186,051	3.260	06/01/19	192,281
125,220	3.485	06/01/19	129,903
135,650	6.192	07/01/19	143,662
254,057	3.250	08/01/19	262,164
382,338	4.289	08/01/19	406,791
1,333,253	2.708	11/01/19	1,374,886
39,362	3.291	11/01/19	40,360
8,002	3.250	04/01/20	8,260
343,131	5.705	05/01/20	363,396
452,659	3.007	06/01/20	464,562
143,920	3.298	06/01/20	148,243
234,127	3.281	11/01/20	241,545
309,843	3.475	03/01/21	321,844
102,496	2.455	09/01/21	105,453
93,170	3.580	12/01/21	97,532
1,302,983	3.464	01/01/22	1,331,020
32,035	6.489	02/01/22	33,937
100,775	3.326	05/20/22	104,471
342,506	2.740	02/01/23	349,838
6,380	6.219	12/01/23	6,722
491,862	2.767	01/01/24	502,210
536,409	2.675	03/01/24	547,389
5,762,832	3.212	04/01/24	5,878,893
466,132	3.224	06/20/24	482,537
29,721	4.438	08/01/24	31,086
145,589	5.096	01/01/25	154,188
259,829	3.617	02/01/27	269,186
37,654	3.909	06/01/27	38,947
22,537	4.250	12/01/27	24,329
54,123	4.542	01/01/28	58,504
56,225	2.510	05/01/28	58,429
14,264	2.690	09/01/28	14,900
488,266	3.665	01/01/29	509,450
13,651	2.510	06/01/29	14,198
32,064	3.003	06/01/29	33,232
21,915	3.026	06/01/29	22,652
807,769	3.841	05/01/30	851,650
4,270	3.135	02/01/31	4,462
91,204	2.494	05/01/31	94,867
51,560	2.655	06/01/31	53,728
570,740	2.716	07/01/31	597,037
186,938	2.518	08/01/31	194,664
79,527	2.710	08/01/31	83,024
170,215	2.434	11/01/31	177,710
82,117	2.365	12/01/31	85,030
151,618	1.865	01/01/32	154,453
182,200	1.945	02/01/32	186,172
57,789	2.015	03/01/32	59,192
486,904	2.714	03/01/32	511,635
17,661	3.553	03/01/32	18,395
6,142	2.500	04/01/32	6,392
357,290	2.663	04/01/32	373,920
30,998	1.948	05/01/32	31,768
117,357	2.830	07/01/32	123,036
35,004	2.375	09/01/32	36,281
32,811	2.417	09/01/32	34,136
35,412	2.534	09/01/32	37,039
325,883	2.650	09/01/32	340,955
5,874	2.675	09/01/32	6,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$36,951	2.742%	10/01/32	$38,757
7,357	2.483	12/01/32	7,688
215,130	2.490	01/01/33	224,683
433,244	2.313	02/01/33	448,400
45,687	2.516	04/01/33	47,812
254,437	2.833	04/01/33	267,453
3,052,730	2.126	05/01/33	3,153,270
902,625	2.833	05/01/33	949,071
14,273	3.525	08/01/33	14,792
108,289	2.874	01/01/34	113,748
35,674	2.545	02/01/34	37,170
1,146,967	2.236	04/01/35	1,187,227
827,620	2.299	04/01/35	859,585
1,187,785	2.391	10/01/35	1,238,141
26,120	4.088	05/01/36	28,035
6,523	2.516	11/01/38	6,787
144,815	1.742	06/01/40	145,099
550,986	2.540	07/01/40	574,202
17,194	1.542	02/01/41	17,119

			32,698,565

Adjustable Rate GNMA(a) — 2.0%
7,718,467	2.500	08/20/34	8,009,229
989,977	2.625	08/20/34	1,028,125

			9,037,354

FHLMC — 2.4%
87,478	6.500	03/01/13	95,365
34,000	6.500	04/01/13	37,066
40,349	6.500	05/01/13	43,986
95,844	6.500	06/01/13	104,484
854,824	8.000	12/01/15	914,822
179,928	6.000	05/01/17	195,432
873,993	5.000	10/01/17	932,515
996,599	5.000	11/01/17	1,063,331
571,528	5.500	01/01/20	614,995
302,436	7.000	04/01/21	344,503
162,222	7.000	08/01/21	184,792
1,577,724	7.000	03/01/22	1,797,997
435,127	7.000	05/01/22	495,898
1,774,857	7.000	06/01/22	2,022,631
21,052	4.500	05/01/23	21,987
22,043	7.000	12/01/25	24,848
2,000,000	5.500	TBA — 30yr(d)	2,131,094

			11,025,746

FNMA — 25.8%
98,556	6.000	09/01/11	100,529
203,288	6.500	04/01/12	210,630
438,761	6.000	05/01/12	460,035
117,487	6.500	05/01/12	121,942
268,151	6.000	06/01/12	281,155
112,965	6.500	06/01/12	117,447
2,065,912	5.500	01/01/13	2,146,912
415,892	8.000	01/01/16	456,128
571,582	7.000	03/01/17	631,355
105,451	7.000	05/01/17	116,479
4,203,403	5.500	03/01/18	4,538,272
387,830	5.500	04/01/18	419,069
3,652	5.000	08/01/19	3,917
15,772	5.000	09/01/19	16,905
17,320	5.000	11/01/19	18,574

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$52,139	5.000%	01/01/20	$55,915
151,163	7.000	07/01/21	172,824
274,647	7.000	11/01/21	314,058
115,067	7.000	12/01/21	131,526
234,966	7.000	01/01/22	268,405
57,606	7.000	02/01/22	65,822
166,799	3.500	12/01/25	168,337
180,227	7.000	01/01/28	203,686
162,602	6.500	04/01/33	183,156
217,186	5.000	01/01/37	228,282
324,880	5.000	03/01/38	341,252
42,892	4.000	02/01/40	42,712
406,162	4.000	12/01/40	404,455
4,000,000	3.500	01/01/41	3,823,992
13,550,946	4.000	01/01/41	13,493,982
37,000,000	3.000	TBA — 15yr(d)	36,162,032
41,000,000	3.500	TBA — 15yr(d)	41,199,298
4,000,000	4.000	TBA — 15yr(d)	4,118,438
4,000,000	4.500	TBA — 30yr(d)	4,106,562
3,000,000	5.500	TBA — 30yr(d)	3,209,766

			118,333,849

GNMA — 0.5%
42,068	7.000	12/15/25	48,099
95,047	7.000	04/15/26	108,762
2,000,000	3.500	TBA — 30yr(d)	1,925,000

			2,081,861

TOTAL FEDERAL AGENCIES			$180,286,192

TOTAL MORTGAGE-BACKED OBLIGATIONS			$200,126,248

Agency Debentures — 6.9%
FHLB
$8,000,000	3.875%	12/14/18	$8,304,536
FHLMC
5,300,000	3.250	03/18/14	5,331,353
FNMA
16,000,000	2.050	04/26/13	16,084,306
1,900,000	3.000	07/28/14	1,922,003

TOTAL AGENCY DEBENTURES			$31,642,198

Asset-Backed Securities — 15.3%
Auto — 3.2%
Bank of America Auto Trust Series 2009-3A, Class A2(c)
$2,214,057	0.890%	04/15/12	$2,214,612
Ford Credit Auto Owner Trust Series 2009-B, Class A3
8,617,711	2.790	08/15/13	8,728,466
Ford Credit Auto Owner Trust Series 2009-E, Class A2
3,819,243	0.800	03/15/12	3,820,235

			14,763,313

Student Loan(a) — 12.1%
Access Group, Inc. Series 2002-1, Class A2
4,875,816	0.483	09/25/25	4,858,577

Principal	Interest		Maturity
Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Student Loan(a) — (continued)
Access Group, Inc. Series 2005-2, Class A1
$1,139,190	0.384%		08/22/17	$1,137,634
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
3,635,689	0.403		12/26/17	3,612,028
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
4,659,035	0.463		06/27/22	4,618,035
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
3,435,750	0.383		12/26/18	3,406,924
College Loan Corp. Trust Series 2004-1, Class A3
7,139,885	0.448		04/25/21	7,132,675
College Loan Corp. Trust Series 2005-1, Class A2
5,000,000	0.388		07/25/24	4,967,005
College Loan Corp. Trust Series 2005-2, Class A2
1,755,988	0.399		10/15/21	1,745,098
Collegiate Funding Services Education Loan Trust I Series 2003-A, Class A2
1,036,642	0.603		09/28/20	1,036,372
Education Funding Capital Trust I Series 2003-3, Class A3
8,400,225	0.572		03/16/20	8,372,584
Education Funding Capital Trust I Series 2004-1, Class A2
3,035,571	0.462		12/15/22	3,001,235
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
2,756,205	0.888		04/25/19	2,747,595
SLM Student Loan Trust Series 2004-9, Class A4
2,331,394	0.418		04/25/17	2,329,078
SLM Student Loan Trust Series 2006-1, Class A3
2,833,425	0.328		10/25/16	2,831,081
SLM Student Loan Trust Series 2006-5, Class A3
2,080,251	0.318		10/25/19	2,075,671
SLM Student Loan Trust Series 2008-6, Class A1
1,624,143	0.688		10/27/14	1,625,278

				55,496,870

TOTAL ASSET-BACKED SECURITIES				$70,260,183

Government Guarantee Obligations(e) — 21.2%
Ally Financial, Inc.
$20,700,000	2.200%		12/19/12	$21,292,285
Bank of America Corp.(a)
13,400,000	0.503		06/22/12	13,450,518
Citigroup Funding, Inc.
8,600,000	0.618	(a)	04/30/12	8,643,000
10,000,000	1.875		11/15/12	10,217,393
General Electric Capital Corp.
9,400,000	0.502	(a)	03/12/12	9,432,909
7,500,000	2.000		09/28/12	7,675,159
2,000,000	0.304	(a)	12/21/12	2,000,336
6,000,000	2.625		12/28/12	6,222,878
Morgan Stanley & Co.(a)
8,500,000	0.566		02/10/12	8,529,215
3,800,000	0.654		06/20/12	3,820,216
United States Central Federal Credit Union
1,500,000	1.900		10/19/12	1,531,564
Western Corporate Federal Credit Union
4,300,000	1.750		11/02/12	4,379,864

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$97,195,337

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 13.2%
United States Treasury Bills(f)
$11,400,000	0.000%	09/22/11	$11,381,190
United States Treasury Inflation Protected Securities
11,679,610	2.375	04/15/11	11,789,048
4,865,440	3.000	07/15/12	5,171,038
833,539	1.875	07/15/13	889,803
United States Treasury Notes(g)
31,200,000	1.000	03/31/12	31,438,994

TOTAL U.S. TREASURY OBLIGATIONS			$60,670,073

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$459,894,039

Short-term Investment(h) — 20.1%
Repurchase Agreement — 20.1%
Joint Repurchase Agreement Account II
$92,200,000	0.247%	01/03/11	$92,200,000
Maturity Value: $92,201,898

TOTAL INVESTMENTS — 120.3%			$552,094,039

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.3)%			(93,232,055)

NET ASSETS — 100.0%			$458,861,984

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,556,570, which represents approximately 1.0% of net assets as of December 31, 2010.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $92,852,190 which represents approximately 20.2% of net assets as of December 31, 2010.

(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(f) Issued with a zero coupon. Income is recognized through the accretion of discount.

(g) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2010, the Fund had the following forward sales contracts(d):

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	3.500%	TBA — 30yr	01/13/11	$(4,000,000)	$(3,820,000)
FNMA	4.000	TBA — 30yr	01/13/11	(14,000,000)	(13,926,718)

TOTAL (Proceeds Receivable $17,465,000)					$(17,746,718)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	256	March 2011	$63,766,400	$2,624
Eurodollars	107	June 2011	26,632,300	(6,928)
Eurodollars	107	September 2011	26,601,538	(21,641)
Ultra Long U.S. Treasury Bond	13	March 2011	1,652,219	(28,488)
2 Year U.S. Treasury Notes	209	March 2011	45,751,406	64,968
5 Year U.S. Treasury Notes	144	March 2011	16,951,500	(2,118)
10 Year U.S. Treasury Notes	(28)	March 2011	(3,372,250)	(42,484)
30 Year U.S. Treasury Bonds	(40)	March 2011	(4,885,000)	77,536

TOTAL				$43,469

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments		Upfront Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$10,900	(a)	11/05/14	3 month LIBOR	1.626%	$198,944	$—	$198,944
	9,300	(a)	11/23/14	3 month LIBOR	2.116	91,481	—	91,481
	6,100		10/27/16	3 month LIBOR	3.263	(297,475)	—	(297,475)
	9,100	(a)	11/05/17	2.755%	3 month LIBOR	(353,361)	—	(353,361)
	8,300	(a)	11/23/19	3.587	3 month LIBOR	(195,539)	—	(195,539)
	2,500		11/05/20	3 month LIBOR	3.575	138,236	—	138,236
	3,000	(a)	11/23/27	3 month LIBOR	4.206	88,596	—	88,596
Credit Suisse First Boston Corp.	2,300	(a)	06/15/41	3 month LIBOR	3.750	186,072	2,260	183,812
Deutsche Bank Securities, Inc.	8,800	(a)	06/15/16	3 month LIBOR	1.750	329,284	8,649	320,635
	18,800	(a)	11/02/17	2.750	3 month LIBOR	(728,545)	—	(728,545)
	10,800	(a)	06/15/21	3 month LIBOR	2.750	795,801	780,428	15,373
	5,200	(a)	11/02/22	3 month LIBOR	3.545	298,789	—	298,789
	2,000	(a)	06/15/41	3.750	3 month LIBOR	(161,802)	(115,714)	(46,088)
	4,500	(a)	06/15/41	3 month LIBOR	3.750	364,055	44,643	319,412
	22,500	(a)	11/02/14	3 month LIBOR	1.645	399,873	—	399,873
JPMorgan Securities, Inc.	119,000	(a)	12/31/12	3 month LIBOR	0.943	(177,672)	—	(177,672)
	10,400	(a)	06/15/16	3 month LIBOR	1.750	389,154	379,000	10,154
	10,100		10/21/16	3 month LIBOR	3.200	(454,468)	—	(454,468)
	4,000	(a)	06/15/18	3 month LIBOR	2.250	220,537	142,796	77,741
	8,000		10/05/18	3 month LIBOR	3.242	(196,100)	—	(196,100)
	13,400	(a)	06/15/21	3 month LIBOR	2.750	987,383	606,707	380,676
	4,600	(a)	06/15/26	3 month LIBOR	3.250	404,086	433,010	(28,924)
	2,500	(a)	06/15/41	3.750	3 month LIBOR	(202,253)	(142,143)	(60,110)

TOTAL						$2,125,076	$2,139,636	$(14,560)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the Fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$4,300	06/20/11	3.670%	$(131,533)	$(123,840)	$(7,693)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	4,300	06/20/11	3.670%	(111,590)	(123,840)	12,250
Morgan Stanley Capital Services, Inc.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	7,500	06/17/11	3.775%	(268,895)	(220,500)	(48,395)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	7,500	06/17/11	3.775%	(165,530)	(220,500)	54,970

TOTAL					$(677,548)	$(688,680)	$11,132

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	23,600	(688,680)

Contracts Outstanding December 31, 2010	$23,600	$(688,680)

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$548,714,792

Gross unrealized gain	5,645,551
Gross unrealized loss	(2,266,304)

Net unrealized security gain	$3,379,247

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of December 31, 2010:

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Enhanced Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$401,078,650	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	44,558,063	18,525,843	—
Asset-Backed Securities	—	84,266,371	136,861
Foreign Debt Obligations	—	34,557,781	—
Government Guarantee Obligations	—	286,271,642	—
Short-term Investments	—	13,350,000	—
Derivatives	211,709	133,929	—

Total	$44,769,772	$838,184,216	$136,861

Liabilities
Derivatives	$(3,416,876)	$—	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2010:

Fixed Income
Asset-Backed
Securities

Beginning Balance as of April 1, 2010	$151,218
Realized gain (loss)	7
Unrealized gain (loss) relating to instruments still held at reporting date	23,725
Purchases	—
Sales	(38,089)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance as of December 31, 2010	$136,861

Government Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$533,353,733	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	128,442,286	68,836,408	—
Asset-Backed Securities	—	14,923,757	—
Government Guarantee Obligations	—	106,576,370	—
Municipal Debt Obligations	—	2,136,380	—
Short-term Investments	—	276,100,000	—
Derivatives	—	7,641,719	—

Total	$128,442,286	$1,009,568,367	$—

Liabilities
Fixed Income — Mortgage-Backed Obligations
Forward Sales Contracts	$—	$(19,656,718)	$—
Derivatives	(3,651,669)	(4,524,085)	—

Total	$(3,651,669)	$(24,180,803)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Inflation Protected Securities	Level 1	Level 2	Level 3

Assets
U.S. Treasury Obligations	$199,778,450	$—	$—
Short-term Investments	—	2,500,000	—
Derivatives	212,156	129,441	—

Total	$199,990,606	$2,629,441	$—

Liabilities
Derivatives	$(254,404)	$(251,176)	$—

Short Duration Government	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$1,121,743,530	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	1,034,626,636	568,284,891	—
Government Guarantee Obligations	—	531,894,741	—
Short-term Investments	—	442,700,000	—
Derivatives	1,662,915	41,082,143	—

Total	$1,036,289,551	$2,705,705,305	$—

Liabilities
Fixed Income — Mortgage-Backed Obligations
Forward Sales Contracts	$—	$(61,158,514)	$—
Derivatives	(2,333,540)	(14,000,920)	—

Total	$(2,333,540)	$(75,159,434)	$—

Ultra-Short Duration Government	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$200,126,248	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	60,670,073	31,642,198	—
Asset-Backed Securities	—	70,260,183	—
Government Guarantee Obligations	—	97,195,337	—
Short-term Investments	—	92,200,000	—
Derivatives	145,128	4,892,291	—

Total	$60,815,201	$496,316,257	$—

Liabilities
Fixed Income — Mortgage-Backed Obligations
Forward Sales Contracts	$—	$(17,746,718)	$—
Derivatives	(101,659)	(3,444,763)	—

Total	$(101,659)	$(21,191,481)	$—

Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
an account on deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — The Funds may write and/or purchase call and put options on futures, swaps (“swaptions”), currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked to market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
      The following tables set forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of December 31, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Enhanced Income

Risk		Assets	Liabilities

Interest rate		$211,709	$(3,416,876)

Credit		133,929	—

Total		$345,638	$(3,416,876)

Risk	Fund	Assets	Liabilities

Interest rate	Government Income	$7,641,719	$(8,175,754	)(a)

Interest rate	Inflation Protected Securities	341,597	(505,580	)(a)

Interest rate	Short Duration Government	42,745,058	(16,334,460	)(a)

Interest rate	Ultra-Short Duration Government	5,037,419	(3,546,422	)(a)

(a) Aggregate of amounts include $3,278,075, $88,991, $10,930,776, and $2,767,215 for Government Income, Inflation Protected Securities, Short Duration Government and Ultra-Short Duration Government Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — Certain Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Enhanced Income	$3,600,000

Government Income	276,100,000

Inflation Protected Securities	2,500,000

Short Duration Government	442,700,000

Ultra-Short Duration Government	92,200,000

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$1,500,000,000	0.25%	01/03/11	$1,500,031,250

BNP Paribas Securities Co.	2,000,000,000	0.15	01/03/11	2,000,025,000

BNP Paribas Securities Co.	800,000,000	0.18	01/03/11	800,012,000

Citibank N.A.	250,000,000	0.31	01/03/11	250,006,458

Citigroup Global Markets, Inc.	1,250,000,000	0.31	01/03/11	1,250,032,291

Credit Suisse Securities (USA) LLC	500,000,000	0.15	01/03/11	500,006,250

Credit Suisse Securities (USA) LLC	525,000,000	0.20	01/03/11	525,008,750

Deutsche Bank Securities, Inc.	1,090,000,000	0.28	01/03/11	1,090,025,433

JPMorgan Securities	750,000,000	0.20	01/03/11	750,012,500

JPMorgan Securities	490,000,000	0.30	01/03/11	490,012,250

Merrill Lynch & Co., Inc.	1,700,000,000	0.25	01/03/11	1,700,035,417

RBS Securities, Inc.	750,000,000	0.20	01/03/11	750,012,500

RBS Securities, Inc.	1,250,000,000	0.40	01/03/11	1,250,041,667

UBS Securities LLC	305,000,000	0.30	01/03/11	305,007,625

Wells Fargo Securities LLC	4,250,000,000	0.25	01/03/11	4,250,088,542

TOTAL				$17,410,357,933

At December 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.50 to 7.35%	10/17/12 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.00	12/16/15

Federal Home Loan Bank	1.375 to 8.290	06/08/12 to 03/14/36

Federal Home Loan Mortgage Corp.	0.00 to 8.00	01/07/11 to 05/01/48

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.00	01/15/12 to 01/15/28

Federal National Mortgage Association	0.00 to 10.35	02/01/11 to 12/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.00	11/15/12 to 01/15/30

Federal National Mortgage Association Principal-Only Stripped Security	0.00	03/23/28

Government National Mortgage Association	4.00 to 6.00	11/15/24 to 11/15/40

U.S. Treasury Interest-Only Stripped Securities	0.00	01/31/11 to 08/15/14

U.S. Treasury Notes	0.625 to 11.250	04/30/11 to 08/15/20

The aggregate market value of the collateral, including accrued interest, was $17,773,671,159.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2011

* Print the name and title of each signing officer under his or her signature.